Share capital - Additional Information (Detail)															12 Months Ended
	Nov. 29, 2024 USD ($) yr $ / shares shares	Jun. 18, 2024 USD ($)	May 28, 2024 yr	May 14, 2023 yr $ / shares	Aug. 31, 2022 USD ($) shares $ / shares	Aug. 08, 2022 USD ($) shares $ / shares	Jul. 22, 2022 USD ($) shares $ / shares	Jun. 22, 2022 USD ($) shares $ / shares	May 11, 2022 USD ($) shares $ / shares	Apr. 08, 2022 USD ($) shares $ / shares	Mar. 24, 2022 USD ($) shares $ / shares	Feb. 02, 2022 USD ($) shares $ / shares	Jan. 28, 2022 USD ($) shares $ / shares	Jan. 20, 2022 yr $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) yr shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Share capital															$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 242,487,728	$ 242,487,728	$ 242,487,728	$ 242,487,728
Share issue related cost															2,539,195									$ 689,606
Grant date fair value of warrants	$ 519,100
Expected dividend as percentage, share options granted				0.00%
Expected volatility, share options granted				51.00%
Risk free interest rate, share options granted				2.94%
Exercise price, share options granted | $ / shares				$ 16										$ 16
Option life, share options granted | yr				5
Number of share options exercised in share-based payment arrangement																489,166		489,166			330,750		330,750	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																	$ 4.21					$ 7.55		$ 0
Option exercise															2,057,500					2,497,500				$ 0
Warrant exercise															1,614,750					0				$ 0
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	100,000
Share issue related cost	$ 2,020,095
Exercise price of outstanding share options | $ / shares	$ 19.5
Expected dividend as percentage, share options granted	0.00%		0.00%															0.00%
Expected volatility, share options granted	75.01%		74.60%															76.38%
Risk free interest rate, share options granted	3.23%		4.36%															2.93%
Exercise price, share options granted | $ / shares	$ 15																7.7
Option life, share options granted | yr	2		1																1.9
Number of share options exercised in share-based payment arrangement | shares																122,437					0			0
Share options exercised															2,134,649					0				$ 0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																	13.19
Warrant exercise		$ 1,500,000													1,614,750
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares																173,958					25,000			166,667
Share options exercised															2,733,328					400,000				$ 1,666,668
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares																31,875					0			0
Share options exercised															460,225					0				$ 0
Share options [member]
Disclosure of classes of share capital [line items]
Expected dividend as percentage, share options granted														0.00%
Expected volatility, share options granted														48.00%
Risk free interest rate, share options granted														1.68%
Exercise price, share options granted | $ / shares														$ 16
Option life, share options granted | yr														5
Number of share options exercised in share-based payment arrangement | shares																489,166					330,750			0
Share options exercised															6,019,398					6,476,491				$ 0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																	$ 4.21					$ 7.55
Option exercise															$ 2,057,500					$ 2,497,500
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	2,000,000														2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0
Par value per share | $ / shares	$ 15
Share capital	$ 30,000,000
Regulation A [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares															0	0	0	0	0	0	0	0	0	467,462
Number of share options exercised in share-based payment arrangement | shares					467,462	467,462	467,462	467,462	467,462	467,462	467,462	467,462	467,462
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares					$ 16	$ 16	$ 16	$ 16	$ 16	$ 16	$ 16	$ 16	$ 16
Option exercise					$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444	$ 7,479,444